Related Party Transactions - Transferred of Certain Assets and Related Deferred Tax Liabilities for Conversion to Vacation Ownership Units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Sep. 30, 2017	Dec. 31, 2015
Related Party Transaction [Line Items]
Assets	$ 2,180		$ 2,348	$ 1,724
Deferred Tax Liabilities	389			$ 286
Parent Capital Contribution	672	$ 48
Certain floors at the Hilton New York
Related Party Transaction [Line Items]
Assets	33
Deferred Tax Liabilities	9
Parent Capital Contribution	17
Hotel tower and restaurant at the Hilton Waikoloa Village
Related Party Transaction [Line Items]
Assets	178
Deferred Tax Liabilities	49
Parent Capital Contribution	129
Certain floors at the Embassy Suites Washington, DC
Related Party Transaction [Line Items]
Assets	40
Deferred Tax Liabilities	7
Parent Capital Contribution	33
Land parcel adjacent to Hilton Waikoloa Village
Related Party Transaction [Line Items]
Assets	54
Deferred Tax Liabilities	16
Parent Capital Contribution	$ 38